Finite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	¥ 8,045		¥ 4,089
Finite lived intangible assets accumulated amortization and impairment	(4,154)		(3,317)
Finite-lived intangible assets, net carrying value	3,891	$ 556	772
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,391		966
Finite lived intangible assets accumulated amortization and impairment	(902)		(683)
Finite-lived intangible assets, net carrying value	489	70	283
Technology and software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	4,574
Finite lived intangible assets accumulated amortization and impairment	(1,770)
Finite-lived intangible assets, net carrying value	2,804	400
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value			1,062
Finite lived intangible assets accumulated amortization and impairment			(990)
Finite-lived intangible assets, net carrying value			72
Intellectual property right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,434		1,572
Finite lived intangible assets accumulated amortization and impairment	(1,281)		(1,294)
Finite-lived intangible assets, net carrying value	153	22	278
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	646		489
Finite lived intangible assets accumulated amortization and impairment	(201)		(350)
Finite-lived intangible assets, net carrying value	¥ 445	$ 64	¥ 139